Fair Value Measurement - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Convertible debt [Member]
Debt Instrument, Interest Rate, Stated Percentage		2.50%
Convertible debt [Member] | Convertibles and bonds with warrants attached [Member]
Debt Instrument, Interest Rate, Stated Percentage		2.50%
Convertible debt [Member] | Fair value, inputs, level 3 [Member]
Debt Instrument, Interest Rate, Stated Percentage		2.50%
Convertible Debt, Fair Value Disclosures		$ 325.0
Non-convertible debt [Member] | Convertibles and bonds with warrants attached [Member]
Debt Instrument, Interest Rate, Stated Percentage		2.50%
Non-convertible debt [Member] | Fair value, inputs, level 3 [Member]
Debt Instrument, Interest Rate, Stated Percentage		2.50%
Convertible Debt, Fair Value Disclosures		$ 133.5
Money market funds [Member] | Fair value, inputs, level 1 [Member]
Cash Equivalents, at Carrying Value	$ 61.1
Korean market government bonds [Member] | Fair value, inputs, level 1 [Member]
Cash Equivalents, at Carrying Value		$ 25.7